Financial instruments - Summary of remaining contractual maturities for borrowings and derivative financial instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments
Lease liabilities	£ (97)	£ (103)
Lease liabilities, contractual cash flow	(125)	(131)
Borrowings	(7,267)	(6,544)
Derivative financial liabilities	(111)	(185)
Derivative financial assets	112	74
Borrowings and derivative financial (liabilities) assets	(7,266)	(6,655)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(8,367)	(7,675)
Fixed rate
Disclosure of detailed information about financial instruments
Borrowings	(6,283)	(5,679)
Borrowings, contractual cash flow	(7,498)	(6,684)
Floating rate
Disclosure of detailed information about financial instruments
Borrowings	(887)	(762)
Borrowings, contractual cash flow	(887)	(762)
Forward foreign exchange contracts
Disclosure of detailed information about financial instruments
Derivative financial liabilities	(9)	(23)
Derivative financial liabilities, contractual cash flows	(4)	(21)
Derivative financial liabilities, contractual inflows	1,166	1,881
Derivative financial liabilities, contractual outflows	(1,170)	(1,902)
Derivative financial assets	75	53
Derivative financial assets, contractual cash flows	88	70
Derivative financial assets, contractual inflows	3,072	1,192
Derivative financial assets, contractual outflows	(2,984)	(1,122)
Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities	(70)	(119)
Derivative financial liabilities, contractual cash flows	(79)	(135)
Derivative financial assets	10	21
Derivative financial assets, contractual cash flows	24	36
Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments
Derivative financial liabilities	(32)	(43)
Derivative financial liabilities, contractual cash flows	(5)	(48)
Derivative financial liabilities, contractual inflows	504	502
Derivative financial liabilities, contractual outflows	(509)	(550)
Derivative financial assets	27
Derivative financial assets, contractual cash flows	119
Derivative financial assets, contractual inflows	557
Derivative financial assets, contractual outflows	(438)
Within 1 year
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(35)	(43)
Borrowings	(1,571)	(1,412)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(1,717)	(1,614)
Within 1 year | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(846)	(763)
Within 1 year | Floating rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(887)	(762)
Within 1 year | Forward foreign exchange contracts
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(5)	(15)
Derivative financial liabilities, contractual inflows	1,012	1,560
Derivative financial liabilities, contractual outflows	(1,017)	(1,575)
Derivative financial assets, contractual cash flows	52	39
Derivative financial assets, contractual inflows	2,571	827
Derivative financial assets, contractual outflows	(2,519)	(788)
Within 1 year | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(16)	(25)
Derivative financial assets, contractual cash flows	5	3
Within 1 year | Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	4	(48)
Derivative financial liabilities, contractual inflows	19	502
Derivative financial liabilities, contractual outflows	(15)	(550)
Derivative financial assets, contractual cash flows	11
Derivative financial assets, contractual inflows	19
Derivative financial assets, contractual outflows	(8)
Within 1 to 2 years
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(29)	(28)
Borrowings	(449)	(632)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(616)	(782)
Within 1 to 2 years | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(618)	(756)
Within 1 to 2 years | Forward foreign exchange contracts
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows		(4)
Derivative financial liabilities, contractual inflows	98	180
Derivative financial liabilities, contractual outflows	(98)	(184)
Derivative financial assets, contractual cash flows	25	23
Derivative financial assets, contractual inflows	364	274
Derivative financial assets, contractual outflows	(339)	(251)
Within 1 to 2 years | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(13)	(22)
Derivative financial assets, contractual cash flows	4	5
Within 1 to 2 years | Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	4
Derivative financial liabilities, contractual inflows	19
Derivative financial liabilities, contractual outflows	(15)
Derivative financial assets, contractual cash flows	11
Derivative financial assets, contractual inflows	19
Derivative financial assets, contractual outflows	(8)
Within 2 to 3 years
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(18)	(19)
Borrowings	(709)	(424)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(880)	(571)
Within 2 to 3 years | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(874)	(541)
Within 2 to 3 years | Forward foreign exchange contracts
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows		(2)
Derivative financial liabilities, contractual inflows	50	124
Derivative financial liabilities, contractual outflows	(50)	(126)
Derivative financial assets, contractual cash flows	10	8
Derivative financial assets, contractual inflows	129	85
Derivative financial assets, contractual outflows	(119)	(77)
Within 2 to 3 years | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(15)	(22)
Derivative financial assets, contractual cash flows	2	5
Within 2 to 3 years | Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	4
Derivative financial liabilities, contractual inflows	19
Derivative financial liabilities, contractual outflows	(15)
Derivative financial assets, contractual cash flows	11
Derivative financial assets, contractual inflows	19
Derivative financial assets, contractual outflows	(8)
Within 3 to 4 years
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(11)	(10)
Borrowings	(714)	(670)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(874)	(811)
Within 3 to 4 years | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(864)	(783)
Within 3 to 4 years | Forward foreign exchange contracts
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	1
Derivative financial liabilities, contractual inflows	6	17
Derivative financial liabilities, contractual outflows	(5)	(17)
Derivative financial assets, contractual cash flows	1
Derivative financial assets, contractual inflows	8	6
Derivative financial assets, contractual outflows	(7)	(6)
Within 3 to 4 years | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(17)	(22)
Derivative financial assets, contractual cash flows	1	4
Within 3 to 4 years | Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	4
Derivative financial liabilities, contractual inflows	19
Derivative financial liabilities, contractual outflows	(15)
Derivative financial assets, contractual cash flows	11
Derivative financial assets, contractual inflows	19
Derivative financial assets, contractual outflows	(8)
Within 4 to 5 years
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(6)	(4)
Borrowings	(1,065)	(762)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(1,256)	(885)
Within 4 to 5 years | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(1,237)	(862)
Within 4 to 5 years | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(11)	(22)
Derivative financial assets, contractual cash flows		3
Within 4 to 5 years | Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(13)
Derivative financial liabilities, contractual inflows	200
Derivative financial liabilities, contractual outflows	(213)
Derivative financial assets, contractual cash flows	11
Derivative financial assets, contractual inflows	19
Derivative financial assets, contractual outflows	(8)
After 5 years
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(26)	(27)
Borrowings	(2,759)	(2,644)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(3,024)	(3,012)
After 5 years | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(3,059)	(2,979)
After 5 years | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(7)	(22)
Derivative financial assets, contractual cash flows	12	£ 16
After 5 years | Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(8)
Derivative financial liabilities, contractual inflows	228
Derivative financial liabilities, contractual outflows	(236)
Derivative financial assets, contractual cash flows	64
Derivative financial assets, contractual inflows	462
Derivative financial assets, contractual outflows	£ (398)